UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund February 28, 2010 Fixed income mutual funds
This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund.

The figures in the semiannual report for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Funds’ prospectus and any supplements thereto for more complete information.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocations and credit quality breakdowns	4
Statements of net assets	7
Statements of operations	48
Statements of changes in net assets	50
Financial highlights	56
Notes to financial statements	79
Other Fund information	92
About the organization	102

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2009 to February 28, 2010

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2009 to February 28, 2010.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free USA Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,056.10	0.80%	$4.08
Class B	1,000.00	1,052.10	1.56%	7.94
Class C	1,000.00	1,052.10	1.56%	7.94
Institutional Class	1,000.00	1,063.50	0.56%	2.87
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.06	1.56%	7.80
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,043.30	0.75%	$3.80
Class B	1,000.00	1,039.00	1.60%	8.09
Class C	1,000.00	1,039.00	1.60%	8.09
Institutional Class	1,000.00	1,053.20	0.60%	3.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware National High-Yield Municipal Bond Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/09	2/28/10	Expense Ratio	9/1/09 to 2/28/10*
Actual Fund return
Class A	$1,000.00	$1,102.60	0.85%	$4.43
Class B	1,000.00	1,098.40	1.60%	8.32
Class C	1,000.00	1,098.20	1.60%	8.32
Institutional Class	1,000.00	1,113.70	0.60%	3.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocations and credit quality breakdowns
Delaware Tax-Free USA Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.87%
Corporate Revenue Bonds	17.53%
Education Revenue Bonds	7.24%
Electric Revenue Bonds	1.70%
Escrowed to Maturity Bonds	6.75%
Health Care Revenue Bonds	12.13%
Housing Revenue Bonds	0.92%
Lease Revenue Bonds	3.36%
Local General Obligation Bonds	5.38%
Pre-Refunded Bonds	13.18%
Special Tax Revenue Bonds	10.51%
State General Obligation Bonds	6.29%
Transportation Revenue Bonds	10.57%
Water & Sewer Revenue Bonds	3.31%
Short-Term Investments	0.31%
Total Value of Securities	99.18%
Receivables and Other Assets Net of Liabilities	0.82%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	24.31%
AA	11.67%
A	24.34%
BBB	27.62%
BB	1.74%
B	2.46%
CCC	1.45%
Not Rated	6.41%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.41%
Corporate Revenue Bonds	9.40%
Education Revenue Bonds	5.19%
Electric Revenue Bonds	2.41%
Escrowed to Maturity Bonds	0.08%
Health Care Revenue Bonds	11.79%
Housing Revenue Bonds	1.28%
Lease Revenue Bonds	2.24%
Local General Obligation Bonds	7.62%
Pre-Refunded Bonds	5.78%
Resource Recovery Revenue Bonds	0.20%
Special Tax Revenue Bonds	12.03%
State General Obligation Bonds	22.30%
Transportation Revenue Bonds	10.42%
Water & Sewer Revenue Bonds	6.67%
Short-Term Investments	1.33%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	23.76%
AA	24.94%
A	27.11%
BBB	17.85%
BB	1.34%
B	0.39%
CCC	0.57%
Not Rated	4.04%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2010

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.31%
Corporate Revenue Bonds	22.87%
Education Revenue Bonds	17.48%
Health Care Revenue Bonds	31.17%
Housing Revenue Bonds	0.97%
Lease Revenue Bonds	2.81%
Pre-Refunded Bonds	1.55%
Special Tax Revenue Bonds	11.46%
State General Obligation Bonds	5.61%
Transportation Revenue Bonds	4.39%
Short-Term Investments	2.74%
Total Value of Securities	101.05%
Liabilities Net of Receivables and Other Assets	(1.05%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	6.93%
AA	2.27%
A	13.75%
BBB	41.33%
BB	7.43%
B	4.79%
CCC	1.45%
Not Rated	22.05%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Tax-Free USA Fund	February 28, 2010 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.87%
Corporate Revenue Bonds – 17.53%
Alliance Airport Authority, Texas Special
Facilities Revenue (American Airlines Project)
Series B 5.25% 12/1/29 (AMT)	$2,250,000	$1,422,270
• Brazos, Texas Harbor Industrial Development
Environmental Facilities Revenue
(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,940,000	1,910,085
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	1,444,800
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,872,640
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2 5.875% 6/1/47	8,040,000	6,047,768
Clayton County, Georgia Development Authority
Special Facilities Revenue (Delta Airlines)
Series B 9.00% 6/1/35 (AMT)	3,800,000	3,855,366
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,560,434
Harris County, Texas Industrial Development
Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,880,000	2,939,818
Hawaii State Department Budget & Finance Special
Purpose Revenue (Hawaiian Electric Co. Subsidiary)
6.50% 7/1/39	5,350,000	5,768,905
Indianapolis, Indiana Airport Authority Revenue Special
Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,846,635
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,913,320
Iowa Finance Authority Pollution Control Facility Revenue
(Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,911,435
Mason County, West Virginia Pollution Control Revenue
(Appalachian Power Co. Project) Series K
6.05% 12/1/24 (AMBAC)	3,000,000	3,036,600
Mississippi Business Finance Corporation Pollution Control
Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	3,000,000	2,999,730
Missouri State Environmental Improvement & Energy
Resource Authority Pollution Control Revenue
Refunding (St. Joseph Light & Power Company Project)
5.85% 2/1/13 (AMBAC)	2,200,000	2,205,082

Statements of net assets
Delaware Tax-Free USA Fund

		Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
•	Mobile, Alabama Industrial Development Board
	Pollution Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	$4,750,000	$5,098,413
	M-S-R Energy Authority, California Gas Revenue Series A
	6.125% 11/1/29	1,915,000	1,991,868
	6.50% 11/1/39	3,915,000	4,161,762
	Nassau County, New York Tobacco Settlement
	Asset-Backed Series A-3 5.125% 6/1/46	2,215,000	1,789,698
	New Jersey Economic Development Authority Special
	Facility Revenue (Continental Airlines, Inc. Project)
	6.25% 9/15/29 (AMT)	2,000,000	1,771,660
•	New York City, New York Industrial Development
	Agency Special Facilities Revenue
	(American Airlines - JFK International Airport)
	7.625% 8/1/25 (AMT)	4,620,000	4,554,673
	7.75% 8/1/31 (AMT)	2,000,000	2,007,180
	Ohio State Air Quality Development Authority Revenue
	Environmental Improvement (First Energy Generation)
	Series A 5.70% 8/1/20	4,750,000	5,045,308
	Owen County, Kentucky Waterworks System Revenue
	(American Water Co.) Series B 5.625% 9/1/39	3,300,000	3,399,198
	Pennsylvania Economic Development
	Financing Authority Exempt Facilities Revenue
	(Allegheny Energy Supply Co.) 7.00% 7/15/39	6,340,000	7,093,635
	Petersburg, Indiana Pollution Control Revenue
	(Indianapolis Power & Light Co. Project)
	6.375% 11/1/29 (AMT)	5,000,000	5,049,600
	Phenix City, Alabama Industrial Development Board
	Environmental Improvement Revenue (Mead Westvaco
	Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	2,759,880
	Richmond County, Georgia Development Authority
	Environmental Improvement Revenue (International
	Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	4,911,950
	Salt Verde Financial Corporation, Arizona Gas
	Revenue Senior 5.00% 12/1/37	5,500,000	4,707,725
	South Carolina Jobs-Economic Development Authority
	Industrial Revenue (South Carolina Electric & Gas Co.
	Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	494,825

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Sugar Creek, Missouri Industrial Development
Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	$500,000	$454,075
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	3,025,588
Tobacco Settlement Financing Corporation, Virginia Senior
ΩConvertible Series B-2 5.20% 6/1/46	2,500,000	1,530,375
Series B-1 5.00% 6/1/47	2,020,000	1,387,922
		104,970,223
Education Revenue Bonds – 7.24%
Amherst, New York Industrial Development Agency
Civic Facilities Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,319,630
Broward County, Florida Educational Facilities Authority
Revenue (Nova Southeastern Project)
5.25% 4/1/27 (RADIAN)	1,000,000	948,060
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	3,400,000	3,258,458
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,371,670
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	3,735,000	2,324,851
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	3,918,936
Massachusetts State Health & Educational
Facilities Authority Revenue
(Harvard University) Series A 5.50% 11/15/36	4,515,000	5,042,578
(Nichols College Project) Series C 6.125% 10/1/29	4,350,000	4,175,000
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,445,899
New Hampshire Higher Educational & Health Facilities
Authority Revenue (New Hampton School Issue)
5.375% 10/1/28	3,070,000	2,755,079

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Educational Facilities Authority Revenue
(University of Medical & Dentistry)
Series B 7.50% 12/1/32	$1,435,000	$1,626,472
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,750,000	1,322,895
Saint Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	923,841
5.35% 6/15/32	2,300,000	1,724,011
Texas A & M University Revenue Financing System
5.00% 5/15/17	4,060,000	4,745,775
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	476,840
		43,379,995
Electric Revenue Bonds – 1.70%
Chelan County, Washington Public Utilities District #001
Consolidated Revenue (Chelan Hydro System)
Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	4,929,700
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,008,870
Series TT 5.00% 7/1/37	1,105,000	1,055,805
Series WW 5.50% 7/1/38	2,100,000	2,126,460
Sikeston, Missouri Electric Revenue Refunding
6.00% 6/1/13 (NATL-RE)	1,000,000	1,063,740
		10,184,575
Escrowed to Maturity Bonds – 6.75%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	440,000	496,910
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
6.10% 3/1/16	1,225,000	1,046,995
Louisiana Public Facilities Authority Hospital Revenue
(Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	2,715,000	2,943,141
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,821,300
5.50% 1/1/15 (FGIC)	7,310,000	8,696,488
5.50% 1/1/16 (FGIC)	1,000,000	1,201,070

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds (continued)
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	$13,535,000	$17,487,224
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	2,200,000	2,744,368
		40,437,496
Health Care Revenue Bonds – 12.13%
Arizona Health Facilities Authority Revenue
(Banner Health) Series D 5.375% 1/1/32	2,500,000	2,555,175
Brevard County, Florida Health Facilities Authority Health
Care Facilities Revenue (Heath First Inc. Project)
Series B 7.00% 4/1/39	1,610,000	1,759,247
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,503,778
California Municipal Finance Authority Certificates
of Participation (Community Hospital Center)
5.50% 2/1/39	4,380,000	3,862,853
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue Unrefunded
Balance (St. Francis Medical Center)
Series A 5.50% 6/1/32	1,000,000	1,002,570
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	1,805,000	1,806,967
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,259,880
Colorado Health Facilities Authority Revenue (Evangelical
Lutheran) Series A 5.25% 6/1/34	4,275,000	3,892,901
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health
Systems) Series A 5.50% 1/1/29	4,000,000	4,154,240
Fairfax County, Virginia Industrial Development
Authority Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,619,450
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,020,850
Illinois Finance Authority Revenue (Silver Cross & Medical
Centers) 7.00% 8/15/44	5,500,000	5,721,980

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	$2,000,000	$1,924,700
Lucas County, Ohio Health Care Facility Revenue (Sunset
Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,018,120
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue (Catholic Healthcare
West) Series A 6.00% 7/1/39	3,690,000	3,850,515
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,619,000
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	6,050,760
New York State Dormitory Authority Revenue
Non State Supported Debt
(North Shore LI Jewish Health System)
Series A 5.50% 5/1/37	3,500,000	3,552,605
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,801,547
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian
Homes) 5.40% 10/1/27	3,260,000	3,096,511
Ohio State Higher Educational Facility Community
Revenue (Cleveland Clinic Health System Obligation
Group) Series A 5.25% 1/1/33	2,000,000	2,062,100
Oregon Health Science University Revenue
^(Capital Appreciation Insured) Series A
5.50% 7/1/21 (NATL-RE)	2,000,000	1,078,180
Series A 5.75% 7/1/39	3,700,000	3,907,755
Oregon State Facilities Authority Revenue
(Samaritan Health Services) Series A 5.25% 10/1/40	2,775,000	2,777,081
Puerto Rico Industrial, Tourist, Educational, Medical &
Environmental Control Facilities Revenue
(Hospital Auxilio Mutuo Obligated Group)
Series A 6.25% 7/1/24 (NATL-RE)	1,200,000	1,201,140
Tallahassee, Florida Health Facilities Revenue
(Tallahassee Memorial Regional Medical Center)
Series B 6.00% 12/1/15 (NATL-RE)	2,500,000	2,504,600
		72,604,505

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 0.92%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	$300,000	$300,198
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	700,147
(Spinnaker Cove Apartments) Series G
6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	500,285
Missouri State Housing Development Commission
Mortgage Revenue Single Family Homeowner Loan A
5.20% 9/1/33 (GNMA) (FNMA) (AMT)	190,000	191,064
Missouri State Housing Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,457,600
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	506,320
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	90,000	93,694
Series E 6.95% 1/1/26 (GNMA) (AMT)	105,000	107,837
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B
5.25% 3/1/33 (GNMA) (FNMA) (AMT)	135,000	135,914
Oregon Health, Housing, Educational, & Cultural
Facilities Authority Revenue (Pier Park Project)
Series A 6.05% 4/1/18 (GNMA) (AMT)	890,000	891,193
Santa Fe, New Mexico Single Family Mortgage Revenue
Series B-1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	135,000	135,184
Volusia County, Florida Multifamily Housing Finance
Authority (San Marco Apartments)
Series A 5.60% 1/1/44 (AGM) (AMT)	500,000	503,450
		5,522,886
Lease Revenue Bonds – 3.36%
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	3,750,000	3,151,799
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32 (AMT)	2,395,000	2,057,018
Golden State Tobacco Securitization Corporation
Settlement Revenue Enhanced Asset-Backed
Series A 5.00% 6/1/45	3,450,000	2,915,354

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Grapevine, Texas Industrial Development Corporation
Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	$905,000	$846,790
Houston, Texas Industrial Development Corporation
Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,990,000	1,828,671
Loudoun County, Virginia Industrial Development
Authority Public Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (AGM)	700,000	768,145
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,470,631
5.625% 12/1/28	2,430,000	2,450,339
(Sewer System Improvement Project)
Series C 5.00% 3/1/25	605,000	605,163
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	502,455
Puerto Rico Commonwealth Industrial Development
Company General Purpose Revenue
Series B 5.375% 7/1/16	1,000,000	1,000,950
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	925,090
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,576,015
		20,098,420
Local General Obligation Bonds – 5.38%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,176,800
Desert, California Community College District Election
2004 Series C 5.00% 8/1/37 (AGM)	4,785,000	4,841,080
Los Angeles, California Unified School District Election of
2005 Series F 5.00% 1/1/34	6,180,000	6,211,702
Melrose Park, Illinois Tax Increment
Series B 6.00% 12/15/19 (AGM)	1,250,000	1,293,463
New York City, New York
Series I 5.125% 3/1/23	5,875,000	6,091,259
Series I-1 5.375% 4/1/36	5,000,000	5,369,800
Series J 5.25% 6/1/28	2,055,000	2,123,843
Powell, Ohio 5.50% 12/1/32 (NATL-RE)	2,000,000	2,109,800
		32,217,747

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 13.18%
Alexandria, Virginia Industrial Development Authority
Revenue (Institute for Defense Analyses)
Series A 5.90% 10/1/30-10 (AMBAC)	$6,000,000	$6,266,340
Deschutes County, Oregon Hospital Facilities Authority
Hospital Revenue (Cascade Health Services)
5.60% 1/1/32-12	1,250,000	1,364,025
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue (Benedictine Health
System - St. Mary’s Hospital) 5.25% 2/15/33-14	4,000,000	4,615,680
Florida State Board of Education (Lottery Revenue)
Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,030,380
Golden State, California Tobacco Securitization
Corporation Settlement Revenue
Series B 5.625% 6/1/38-13	7,500,000	8,570,699
Henrico County, Virginia Economic Development Authority
Revenue (Bon Secours Health System)
Series A 5.60% 11/15/30-11	130,000	146,619
Highlands County, Florida Health Facilities Authority
(Adventist Health System/Sunbelt)
Series A 6.00% 11/15/31-11	1,500,000	1,645,665
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	5,000,000	5,641,850
Jackson, Ohio Local School District (Stark & Summit
Counties) School Facilities Construction & Improvement
5.625% 12/1/25-10 (AGM)	1,000,000	1,041,630
Jackson, Oregon School District #6 Central Point
5.25% 6/15/20-10 (FGIC)	1,175,000	1,193,224
Lee County, Florida Airport Revenue
Series B 5.75% 10/1/33-10 (AGM)	3,000,000	3,129,930
Linn County, Oregon Community School District #9
Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,304,480
Maryland State Economic Development Corporation,
Student Housing Revenue (University of Maryland
College Park Project) 5.625% 6/1/35-13	1,125,000	1,296,281
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,211,590

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
New Jersey State Educational Facilities Authority
Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	$2,085,000	$2,435,343
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,305,656
North Carolina Medical Care Commission Hospital
Revenue (Northeast Medical Center Project)
5.125% 11/1/34-14	1,250,000	1,465,663
Osceola County, Florida School Board Certificates of
Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,422,280
Payne County, Oklahoma Economic Development
Authority Student Housing Revenue (Collegiate
Housing Foundation - Oklahoma State University)
Series A 6.375% 6/1/30-11	4,000,000	4,300,720
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/42-13	525,000	595,718
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,704,700
Series NN 5.125% 7/1/29-13	1,105,000	1,255,645
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	175,000	202,715
Richmond, Virginia Public Utilities Revenue
5.00% 1/15/27-12 (AGM)	10,000,000	10,830,999
St. Louis, Missouri Airport Revenue (Capital Improvement
Project) Series A 5.375% 7/1/21-12 (NATL-RE)	1,635,000	1,807,558
Vancouver, Washington Limited Tax
5.50% 12/1/25-10 (AMBAC)	1,250,000	1,300,850
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	690,000	828,449
		78,914,689
Special Tax Revenue Bonds – 10.51%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	8,938,849
California State Economic Recovery Refunding
Series A 5.25% 7/1/21	3,130,000	3,482,814
Florida Enterprise Community Development District Special
Assessment 6.10% 5/1/16 (NATL-RE)	695,000	697,836

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	$2,315,000	$921,393
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,157,736
Jacksonville, Florida Excise Taxes Revenue
Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,025,640
Lammersville, California School District Community
Facilities District #2002 (Mountain House)
5.125% 9/1/35	4,125,000	3,167,051
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A
5.00% 1/1/32	1,500,000	846,525
5.125% 1/1/37	1,500,000	848,415
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Crackerneck Creek Project)
Series C 5.00% 3/1/26	500,000	500,715
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.50% 6/15/31	1,000,000	944,810
5.75% 6/15/34	1,935,000	1,866,153
New York City, New York Transitional Finance Authority
Series D 5.00% 2/1/31	5,000,000	5,113,200
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,112,690
New York State Dormitory Authority State
Personal Income Tax Revenue
Series A 5.00% 3/15/38	4,545,000	4,732,936
Series B 5.25% 3/15/38	6,000,000	6,381,900
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,780,000	8,204,550
•Series A 5.00% 8/1/39	5,500,000	5,775,385
Series A 5.75% 8/1/37	5,905,000	6,104,412
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,092,040
		62,915,050

Statements of net assets
Delaware Tax-Free USA Fund

		Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 6.29%
	California State
	6.00% 4/1/38	$4,060,000	$4,194,711
	6.50% 4/1/33	2,570,000	2,782,462
	Connecticut State Economic Recovery
	Series A 5.00% 1/1/16	1,960,000	2,278,794
	Guam Government Series A 7.00% 11/15/39	4,295,000	4,600,117
	Maryland State & Local Facilities Land Capital
	Improvement Second Series 5.00% 8/1/16	4,000,000	4,729,400
	Massachusetts State Consolidated Loan
	Series C 5.50% 11/1/15	1,860,000	2,226,308
	Puerto Rico Commonwealth Public Improvement
	Series A 5.125% 7/1/31	7,880,000	7,529,891
	Series A 5.25% 7/1/23	500,000	504,215
	Series A 5.50% 7/1/19 (NATL-RE)	5,000,000	5,350,200
	Series C 6.00% 7/1/39	3,370,000	3,469,247
			37,665,345
Transportation Revenue Bonds – 10.57%
	Bay Area, California Toll Bridge Authority Revenue
	(San Francisco Bay Area) Series F-1 5.625% 4/1/44	4,265,000	4,557,366
	Branson, Missouri Regional Airport Transportation
	Development District Revenue (Branson Airport Project)
	Series B 6.00% 7/1/37 (AMT)	1,500,000	981,585
	Dallas-Fort Worth, Texas International Airport Revenue
	Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,500,000	1,509,420
	Maryland State Economic Development Corporation
	Revenue (Transportation Facilities Project)
	Series A 5.75% 6/1/35	5,075,000	5,188,985
	Missouri State Highways & Transportation Commission
	State Road Revenue Series B 5.00% 5/1/24	9,000,000	9,888,300
	New York State Thruway Authority General Revenue
	Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	6,931,392
	North Texas Tollway Authority Revenue (First Tier)
	Series A 6.00% 1/1/24	3,345,000	3,638,825
	Series E-3 5.75% 1/1/38	4,320,000	4,898,102
Ω	Pennsylvania State Turnpike Commission Turnpike
	Revenue (Capital Appreciation) Subordinate
	Series E 6.375% 12/1/38	10,000,000	6,400,000

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/42	$275,000	$250,833
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	6,500,000	6,989,190
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	5,995,000	6,351,882
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien Note (Mobility Partners)
6.875% 12/31/39	5,500,000	5,716,535
		63,302,415
Water & Sewer Revenue Bonds – 3.31%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	5,852,604
Missouri State Environmental Improvement & Energy
Resource Authority Water Pollution Control Revenue
Unrefunded Balance (State Revolving Fund Project)
Series A 6.05% 7/1/16 (AGM)	1,060,000	1,064,643
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,484,160
Series A 5.25% 6/15/34	3,705,000	3,781,953
Tampa, Florida Water and Sewer Revenue
6.00% 10/1/16 (AGM)	1,000,000	1,203,870
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	512,183
West Virginia State Water Development Authority
Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,926,848
		19,826,261
Total Municipal Bonds (cost $566,886,890)		592,039,607

Short-Term Investments – 0.31%
•Variable Rate Demand Notes – 0.31%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Zoological Society) Series A
0.29% 6/1/19 (LOC – PNC Bank)	550,000	550,000

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.14% 11/15/35
(LOC – JPMorgan Chase Bank)	$400,000	$400,000
Pennsylvania State Higher Educational Facilities Authority
Revenue (Association of Independent Colleges &
Universities) Series G3 0.24% 11/1/20 (LOC – PNC Bank)	900,000	900,000
Total Short-Term Investments (cost $1,850,000)		1,850,000

Total Value of Securities – 99.18%
(cost $568,736,890)		593,889,607
Receivables and Other Assets
Net of Liabilities – 0.82%		4,927,676
Net Assets Applicable to 53,282,571
Shares Outstanding – 100.00%		$598,817,283

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($568,139,835 / 50,553,120 Shares)		$11.24
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($6,830,173 / 608,068 Shares)		$11.23
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($23,837,538 / 2,120,523 Shares)		$11.24
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($9,737 / 860 Shares)		$11.32

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$583,884,892
Undistributed net investment income		66,906
Accumulated net realized loss on investments		(10,287,232)
Net unrealized appreciation of investments		25,152,717
Total net assets		$598,817,283

§	Pre-Refunded Bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $1,259,880, which represented 0.21% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AGM — Insured by Assured Guaranty Municipal Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$11.24
Sales charge (4.50% of offering price) (B)	0.53
Offering price	$11.77

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free USA Intermediate Fund	February 28, 2010 (Unaudited)

		Principal amount	Value
Municipal Bonds – 97.41%
Corporate Revenue Bonds – 9.40%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement - U.S.
	Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,448,321
	Alliance Airport Authority, Texas Special Facilities Revenue
	(Federal Express Corp. Project) 4.85% 4/1/21 (AMT)	2,000,000	1,985,340
•	Brazos, Texas Harbor Industrial Development Environmental
	Facilities Revenue (Dow Chemical Co. Project)
	5.90% 5/1/38 (AMT)	1,010,000	994,426
	Brazos, Texas River Authority Pollution Control Revenue
	(Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	481,600
	Buckeye, Ohio Tobacco Settlement Financing Authority
	Asset-Backed Series A-2
	5.125% 6/1/24	5,000,000	4,615,700
	5.875% 6/1/47	5,645,000	4,246,225
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	1,150,000	1,196,863
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue
	(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,568,858
	Clayton County, Georgia Development Authority Special
	Facilities Revenue (Delta Air Lines)
	Series A 8.75% 6/1/29	1,770,000	1,835,419
	Harris County, Texas Industrial Development Corporation
	Solid Waste Disposal Revenue
	(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,807,118
	Indianapolis, Indiana Airport Authority Revenue Special
	Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	776,355
	Iowa Finance Authority Pollution Control Facilities Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,149,140
	Maryland Economic Development Corporation Pollution
	Control Revenue (Potomac Electric Project)
	6.20% 9/1/22	1,780,000	2,043,404
	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue (Federal Express Corp. Project)
	5.05% 9/1/12	1,000,000	1,067,550
	Michigan State Strategic Fund Limited Obligation Revenue
	(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	5,084,865

		Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
•	Mobile, Alabama Industrial Development Board Pollution
	Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	$2,840,000	$3,048,314
	M-S-R Energy Authority, California Gas Revenue
	Series A 6.125% 11/1/29	3,640,000	3,786,110
	Ohio State Air Quality Development Authority Revenue
	Environmental Improvement (First Energy)
	Series A 5.70% 2/1/14	2,225,000	2,381,128
	Series A 5.70% 8/1/20	4,320,000	4,588,574
	Series C 5.625% 6/1/18	2,370,000	2,534,241
	(USX Project) 5.00% 11/1/15	1,000,000	1,049,230
•	Pennsylvania Economic Development Financing Authority
	Exempt Facilities Revenue (Exelon Generation Co.
	Project) 5.00% 12/1/42	1,355,000	1,437,370
	Prattville, Alabama Industrial Development Board
	Environmental Improvement Revenue (International
	Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	1,010,490
•	Sabine, Texas River Authority Pollution Control Revenue
	(TXU Electric Co. Project) Series A 5.50% 5/1/22	1,000,000	951,570
	Sugar Creek, Missouri Industrial Development Revenue
	(Lafarge North America Project)
	Series A 5.65% 6/1/37 (AMT)	500,000	454,075
			54,542,286
Education Revenue Bonds – 5.19%
	California Municipal Finance Authority Educational Revenue
	(American Heritage Education Foundation Project)
	Series A 5.25% 6/1/26	1,000,000	894,940
	California Statewide Communities Development
	Authority Student Housing Revenue
	(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,333,803
	Chattanooga, Tennessee Health Educational & Housing
	Facilities Board Revenue (CDFI Phase I, LLC Project)
	Series B 5.50% 10/1/20	1,030,000	939,391
	Connecticut State Health & Educational Facilities Authority
	Revenue (Yale University) Series A-1 5.00% 7/1/25	8,500,000	9,553,064
	Fulton County, Georgia Development Authority Revenue
	(Molecular Science Building Project)
	5.25% 5/1/21 (NATL-RE)	1,000,000	1,098,800

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	$1,000,000	$758,780
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	1,180,000	1,114,829
Massachusetts State Health & Educational Facilities
Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	959,770
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,455,792
Michigan Higher Education Facilities Authority Revenue
(Kalamazoo College Project) 5.50% 12/1/19	500,000	521,455
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,710,000	1,694,849
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,037,610
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,173,519
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	357,676
Ohio State University General Receipts Revenue
Series B 5.25% 6/1/21	180,000	198,936
University of California Revenue
Series A 5.125% 5/15/20 (AMBAC)	250,000	269,928
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,098,217
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,337,738
5.00% 6/1/21	1,250,000	1,333,425
		30,132,522
Electric Revenue Bonds – 2.41%
• Burke County, Georgia Development Authority Pollution
Control Revenue (Oglethorpe Power)
Series C-2 4.625% 1/1/37 (AMBAC)	3,320,000	3,333,247
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,168,470
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20	555,000	596,769

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	$2,000,000	$2,275,800
South Carolina State Public Service Authority Revenue
Series A 5.125% 1/1/21 (AGM)	1,000,000	1,078,660
Texas Municipal Power Agency Revenue
4.00% 9/1/11 (AMBAC)	750,000	751,845
Vernon, California Electric System Revenue
Series A 5.125% 8/1/21	4,500,000	4,761,225
		13,966,016
Escrowed to Maturity Bonds – 0.08%
California State Economic Recovery Series A 5.25% 7/1/14	225,000	265,104
Southcentral, Pennsylvania General Authority Revenue
(Wellspan Health Obligated Project) 5.625% 5/15/26	180,000	192,596
		457,700
Health Care Revenue Bonds – 11.79%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,519,160
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	4,591,376
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,503,778
California Municipal Finance Authority Certificates of
Participation (Community Hospitals Center)
5.25% 2/1/24	1,695,000	1,588,198
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,760,478
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue
(St. Francis Medical Center) Series A 5.50% 6/1/34	640,000	640,902
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	905,000	905,986
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue (Saint Clarence - Geac) Series A
6.125% 5/1/26	715,000	642,778

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Social Ministries)
6.25% 1/1/24	$2,625,000	$2,740,684
Cuyahoga County, Ohio Revenue
(Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,080,560
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	4,500,000	4,711,050
Georgia Medical Center Hospital Authority Revenue
(Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	1,817,023
Lycoming County, Pennsylvania Authority Health System
Revenue (Susquehanna Health System Project)
5.50% 7/1/28	2,500,000	2,494,075
Maryland State Health & Higher Education Facilities
Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	869,387
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	505,260
Massachusetts State Health & Educational Facilities
Authority Revenue (Caregroup) Series E-2 5.375% 7/1/21	1,970,000	2,037,433
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,369,420
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,161,322
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/30	1,700,000	1,754,247
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,041,200
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	740,883
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System
Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,224,920
5.00% 1/1/18	1,000,000	1,104,270
Oregon State Facilities Authority Revenue (Samaritan
Health Services) Series A 5.25% 10/1/40	1,685,000	1,686,264

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Scottsdale, Arizona Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.00% 9/1/19	$3,065,000	$3,155,540
South Carolina Jobs-Economic Development Authority
Hospital Revenue (Palmetto Health) 5.50% 8/1/26	5,000,000	4,993,349
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,556,516
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,278,360
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	977,040
		68,451,459
Housing Revenue Bonds – 1.28%
California Housing Finance Agency Revenue
(Home Mortgage) Series M 5.95% 8/1/25 (AMT)	2,700,000	2,810,538
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,623,299
		7,433,837
Lease Revenue Bonds – 2.24%
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,470,840
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A	1,170,000	1,169,988
5.00% 6/1/18
5.00% 6/1/21 (AMBAC)	1,000,000	982,530
Michigan State Building Authority Revenue Series I
5.00% 10/15/24	2,860,000	2,906,990
5.50% 10/15/18	2,050,000	2,157,994
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,052,660
• Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series J 5.00% 7/1/28	1,000,000	1,028,920
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,240,806
		13,010,728

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 7.62%
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	$3,500,000	$3,717,245
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,056,239
Chicago, Illinois Project & Refunding
Series C 5.50% 1/1/40 (NATL-RE) (FGIC)	2,940,000	2,994,831
Dallas, Texas 5.125% 2/15/15	3,000,000	3,507,120
Fairfax County, Virginia Refunding & Public Improvement
5.25% 4/1/14	3,500,000	4,081,840
Gwinnett County, Georgia School District
5.00% 2/1/11	3,000,000	3,132,780
5.00% 2/1/21	4,975,000	5,923,434
Lansing, Michigan Community College
(College Building and Site)
5.00% 5/1/21 (NATL-RE)	1,325,000	1,426,137
Los Angeles, California Unified School District
(Election 1997) Series F
5.00% 7/1/21 (FGIC)	2,880,000	2,993,040
(Election 2004) Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,227,640
5.00% 7/1/31 (AMBAC)	3,870,000	3,880,178
Middlesex County, New Jersey Improvement Authority
Revenue (County Guaranteed Open Space Trust)
5.25% 9/15/20	1,000,000	1,122,250
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,886,995
Series G 5.25% 8/1/15	1,000,000	1,114,950
Series I 5.00% 8/1/21	1,000,000	1,065,610
Series J 5.50% 6/1/23	100,000	105,260
		44,235,549
§Pre-Refunded Bonds – 5.78%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	1,000,000	1,131,050
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,291,695
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)	1,000,000	1,153,920
5.25% 2/15/28-14
5.50% 2/15/23-14	1,000,000	1,163,570

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Forest Grove, Oregon Revenue Campus
(Pacific University) 6.30% 5/1/25-10 (RADIAN)	$1,000,000	$1,011,140
Illinois Educational Facilities Authority Student
Housing Revenue (Educational Advancement -
University Center Project) 6.00% 5/1/22-12	750,000	842,235
Lancaster County, Pennsylvania Hospital Authority
Revenue (Lancaster General Hospital Project)
5.75% 3/15/21-13	1,000,000	1,151,630
Lunenburg County, Virginia
Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	813,684
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	4,018,071
Michigan State Building Authority Revenue
(Facilities Program)
Series I 5.00% 10/15/24-11	140,000	150,130
Series I 5.50% 10/15/18-11	125,000	135,061
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	565,935
New Jersey State Educational Facilities Authority
Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	590,385
New Jersey State Transportation Trust Fund Authority
(Transportation System) Series C 5.50% 6/15/22-13	1,700,000	1,952,688
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,034,892
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care System,
Inc. Project) 6.00% 9/1/23-13	1,000,000	1,158,980
• Ohio State Higher Educational Facility Revenue
Adjustable Medium Term (Kenyon College Project)
4.70% 7/1/37-13	1,000,000	1,119,910
Ohio State University General Receipts
(Ohio State University) Series B 5.25% 6/1/21-13	820,000	933,185
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,699,643
Pennsylvania State Higher Educational Facilities Authority
College & University Revenue (Geneva College Project)
6.125% 4/1/22-12	1,000,000	1,111,960

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	$1,000,000	$1,165,190
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,337,720
Southcentral, Pennsylvania General Authority Revenue
(Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	880,967
University of North Carolina Revenue (Chapel Hill)
Series A 5.375% 12/1/14-11	2,000,000	2,127,280
Virginia State Resource Authority Clean Water Revenue
(State Revolving Fund) 6.00% 10/1/16-10	1,000,000	1,034,810
		33,575,731
Resource Recovery Revenue Bonds – 0.20%
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	1,300,000	1,174,069
		1,174,069
Special Tax Revenue Bonds – 12.03%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	1,074,408
Brooklyn Arena Local Development Corporation
New York Pilot Revenue (Barclays Center Project)
6.50% 7/15/30	5,500,000	5,973,714
California State Economic Recovery Series A
5.25% 7/1/14	775,000	883,864
5.25% 7/1/21	2,740,000	3,048,853
Casa Grande, Arizona Excise Tax Revenue
5.00% 4/1/22 (AMBAC)	1,600,000	1,633,760
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,478,241
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,513,298
5.25% 1/1/23	5,375,000	5,682,288

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	Guam Government Limited Obligation Revenue
	(Section 30) Series A
	5.375% 12/1/24	$1,750,000	$1,774,413
	5.625% 12/1/29	1,185,000	1,203,119
	Hampton, Virginia Convention Center Revenue
	5.25% 1/15/23 (AMBAC)	1,000,000	1,045,620
	Louisiana State Citizens Property Insurance
	Corporation Assessment Revenue
	Series C-2 6.75% 6/1/26 (ASSURED GTY)	3,600,000	4,215,348
	Metropolitan Pier & Exposition Authority, Illinois
	Dedicate State Tax Revenue
	(McCormick Place Expansion Project)
	Series A 5.50% 12/15/24 (NATL-RE) (FGIC)	2,000,000	2,027,300
	Middlesex County, New Jersey Improvement Authority
	Senior Revenue (Heldrich Center Hotel/Conference
	Project) Series A 5.00% 1/1/32	1,000,000	564,350
@	Modesto, California Special Tax Community Facilities
	District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,103,475
	New Jersey Economic Development Authority Revenue
	(Cigarette Tax)
	5.00% 6/15/11 (FGIC)	2,750,000	2,809,345
	5.50% 6/15/31	1,000,000	944,810
	5.625% 6/15/18	1,000,000	1,000,250
•	New York City, New York Transitional Finance Authority
	Revenue Refunding - Future Tax Secured
	Series A 5.50% 11/1/26	1,000,000	1,075,890
	New York State Urban Development Corporation Revenue
	(State Personal Income Tax) Series A-1 5.00% 12/15/28	4,000,000	4,300,280
	Oregon Department of Administrative Services Lottery
	Revenue Series A 5.25% 4/1/26	2,000,000	2,253,180
	Puerto Rico Sales Tax Financing Corporation Sales Tax
	Revenue Series A
	•5.00% 8/1/39	4,500,000	4,725,315
	5.25% 8/1/27	4,685,000	4,793,270
	6.125% 8/1/29	2,500,000	2,584,725
	Richmond Heights, Missouri Tax Increment & Transaction
	Sales Tax Revenue Refunding & Improvement
	(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	860,860

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	$250,000	$230,938
Series B 5.375% 11/1/23	1,000,000	891,470
Washington State Motor Vehicle Fuel Tax
Series B 5.00% 7/1/16	4,250,000	4,949,890
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue Refunding-
Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,533,015
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,635,421
		69,810,710
State General Obligation Bonds – 22.30%
California State 5.25% 11/1/17	1,000,000	1,068,090
California State Various Purpose
5.00% 10/1/18	5,000,000	5,393,750
6.50% 4/1/33	4,500,000	4,872,015
California Statewide Communities Development Authority
Revenue (Purchase Proposition 1A Receivables Program)
5.00% 6/15/13	2,690,000	2,898,636
Connecticut State Economic Recovery
Series A 5.00% 1/1/16	4,700,000	5,464,455
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,252,800
Florida State Board Education Capital Outlay Public
Education Series D 5.75% 6/1/22	2,000,000	2,045,200
Georgia State
5.00% 8/1/12	3,125,000	3,452,750
5.00% 7/1/17	4,810,000	5,711,779
Series D 5.00% 7/1/11	6,865,000	7,292,848
Guam Government Series A 7.00% 11/15/39	1,560,000	1,670,822
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,797,411
Maryland State 5.00% 8/1/17	1,500,000	1,754,265
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,222,355
Second Series 5.00% 7/15/14	975,000	1,134,422
Series C 5.00% 11/1/17	2,750,000	3,276,323

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	$5,000,000	$5,716,650
Series C 5.50% 11/1/15	4,090,000	4,895,485
Minnesota State 5.00% 6/1/14	900,000	1,042,416
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,690,331
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,357,000
5.00% 3/1/15	1,200,000	1,403,772
North Carolina State Refunding Series B 5.00% 4/1/15	4,000,000	4,684,480
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,219,763
Series D 5.00% 9/15/14	3,500,000	4,060,735
Pennsylvania State
5.50% 2/1/13	3,200,000	3,628,160
Second Series A 5.00% 8/1/13	4,000,000	4,545,480
Puerto Rico Commonwealth Government Development
Bank 4.75% 12/1/15 (NATL-RE)	4,765,000	4,904,757
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,329,060
5.25% 7/1/22	3,470,000	3,499,391
5.25% 7/1/23	1,125,000	1,134,484
5.50% 7/1/17	4,415,000	4,728,244
• Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,043,350
• Puerto Rico Public Finance Corporation Commonwealth
Appropriation (LOC-Puerto Rico Government Bank)
Series A 5.75% 8/1/27	1,000,000	1,034,750
Virginia State
5.00% 6/1/23	2,000,000	2,277,720
Series D 5.00% 6/1/19	5,715,000	6,809,537
Washington State Variable Purpose Series A 5.00% 7/1/16	1,000,000	1,164,680
		129,478,166
Transportation Revenue Bonds – 10.42%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	3,895,000	4,020,068
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A
5.00% 7/1/13	2,375,000	2,640,881
5.00% 7/1/15	750,000	848,738

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O’ Hare International Airport
Revenue General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (AGM) (AMT)	$1,000,000	$1,050,850
Dallas-Fort Worth, Texas International Airport Revenue
Series A
5.00% 11/1/22	680,000	722,024
5.00% 11/1/23	750,000	792,285
5.00% 11/1/24	400,000	420,352
Georgia Federal Highway Road and Tollway Authority
Revenue Bonds 5.00% 6/1/10 (NATL-RE)	2,000,000	2,025,500
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,124,154
Maryland State Economic Development Revenue
(Transportation Facilities Project)
Series A 5.375% 6/1/25	2,470,000	2,511,694
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,812,375
Series C 6.50% 11/15/28	2,860,000	3,288,571
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,042,160
New York State Thruway Authority Revenue
(General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,721,773
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,401,260
•Series E-3 5.75% 1/1/38	2,470,000	2,800,535
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,360,515
Sacramento County, California Airport System Revenue
(PFC/Grant) Series D
5.50% 7/1/28	2,020,000	2,172,247
5.625% 7/1/29	1,685,000	1,816,801
Saint Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.125% 7/1/24	3,780,000	4,050,119
Texas Private Activity Bond Surface Transportation
Corporate Senior Note (Mobility Partners)
7.50% 12/31/31	3,565,000	3,872,695

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	$1,700,000	$1,960,202
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	2,003,181
•Series B-1 5.00% 11/15/25	4,000,000	4,453,040
•Series B-3 5.00% 11/15/38	1,800,000	2,021,526
Virginia Port Authority Commonwealth Port Fund Revenue
Resolution 5.00% 7/1/12 (AMT)	500,000	536,600
		60,470,146
Water & Sewer Revenue Bonds – 6.67%
Alabama Water Pollution Control Authority Revenue
5.50% 8/15/23 (AMBAC)	1,000,000	1,001,980
Arizona Water Infrastructure Finance Authority Revenue
Water Quality) Series A 5.00% 10/1/21	2,430,000	2,788,279
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,172,777
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,300,390
Dallas, Texas Waterworks & Sewer System Revenue
5.00% 10/1/24 (AGM)	6,500,000	6,520,865
Florida Water Pollution Control Financing Corporation
Revenue (Water Pollution Control)
Series A 5.00% 1/15/25	5,000,000	5,401,700
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,985,065
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,545,388
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,588,170
Series D 5.00% 9/15/23	3,360,000	3,730,978
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,662,880
		38,698,472
Total Municipal Bonds (cost $541,154,180)		565,437,391

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments – 1.33%
•Variable Rate Demand Notes – 1.33%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Zoological Society)
Series A 0.29% 6/1/19 (LOC – PNC Bank)	$100,000	$100,000
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-2 0.14% 11/15/35 (LOC – JPMorgan Chase Bank)	700,000	700,000
Pittsburgh, Pennsylvania Water & Sewer Authority Water &
Sewer Systems Revenue First Lien
Series B2 0.16% 9/1/39 (LOC – PNC Bank)	500,000	500,000
Robbinsdale, Minnesota Revenue (North Memorial)
Series A-3 0.14% 5/1/33 (LOC – Wells Fargo Bank)	4,800,000	4,800,000
University of Minnesota
Series C 0.23% 12/1/36 (SPA – JPMorgan Chase Bank)	1,600,000	1,600,000
Total Short-Term Investments (cost $7,700,000)		7,700,000

Total Value of Securities – 98.74%
(cost $548,854,180)		573,137,391
Receivables and Other Assets
Net of Liabilities – 1.26%		7,342,504
Net Assets Applicable to 49,441,743
Shares Outstanding – 100.00%		$580,479,895

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($528,683,883 / 45,028,348 Shares)		$11.74
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($675,102 / 57,555 Shares)		$11.73
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($50,502,968 / 4,303,717 Shares)		$11.73
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($617,942 / 52,123 Shares)		$11.86

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$561,570,141
Undistributed net investment income	16,225
Accumulated net realized loss on investments	(5,389,682)
Net unrealized appreciation of investments	24,283,211
Total net assets	$580,479,895

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.
@	Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $2,868,661, which represented 0.49% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AGM — Insured by Assured Guaranty Municipal Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by the Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SPA — Stand-by Purchase Agreement

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.74
Sales charge (2.75% of offering price) (B)	0.33
Offering price	$12.07

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware National High-Yield Municipal Bond Fund	February 28, 2010 (Unaudited)

		Principal amount	Value
Municipal Bonds – 98.31%
Corporate Revenue Bonds – 22.87%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp.) 6.875% 5/1/30	$1,000,000	$1,035,800
•	Beaver County, Pennsylvania Industrial Development
	Authority Pollution Control Revenue (First Energy
	General Corp. Project) Series C 7.125% 6/1/28 (AMT)	1,000,000	1,047,920
•	Brazos, Texas Harbor Industrial Development
	Environmental Facilities Revenue (Dow Chemical Co.
	Project) 5.90% 5/1/38 (AMT)	190,000	187,070
•	Brazos, Texas River Authority Pollution Control Revenue
	(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	1,000,000	535,040
	Buckeye, Ohio Tobacco Settlement Financing Authority
	Asset-Backed Series A-2 6.50% 6/1/47	1,000,000	826,430
	Clayton County, Georgia Development Authority Special
	Facilities Revenue (Delta Airlines)
	Series B 9.00% 6/1/35 (AMT)	1,000,000	1,014,570
	Cloquet, Minnesota Pollution Control Revenue
	(Potlatch Corp. Project) 5.90% 10/1/26	750,000	690,458
	De Soto Parish, Louisiana Environmental Improvement
	Revenue (International Paper Co. Project)
	Series A 6.35% 2/1/25 (AMT)	1,650,000	1,663,464
	Golden State, California Tobacco Securitization Settlement
	Revenue Refunding Asset-Backed Senior Series A-1
	5.75% 6/1/47	3,000,000	2,212,109
	Gulf Coast, Texas Waste Disposal Authority Revenue
	(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,010,210
	Hawaii State Department Budget & Finance Special Purpose
	Revenue (Hawaiian Electric Co. Subsidiary) 6.50% 7/1/39	970,000	1,045,951
	Michigan Tobacco Settlement Finance Authority
	Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	439,971
	Mississippi Business Finance Corporation Pollution
	Control Revenue (System Energy Resources, Inc.
	Project) 5.90% 5/1/22	900,000	899,919
	M-S-R Energy Authority, California Gas Revenue
	Series C 6.50% 11/1/39	1,000,000	1,063,030
	Nassau County, New York Tobacco Settlement
	Asset-Backed Series A-3 5.125% 6/1/46	525,000	424,195
	New Jersey Economic Development Authority Special
	Facility Revenue (Continental Airlines Inc. Project)
	6.40% 9/15/23 (AMT)	1,000,000	917,680

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York City, New York Industrial Development Agency
Special Facilities Revenue
•(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	$1,000,000	$1,003,590
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	759,690
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	1,000,000	1,118,870
Petersburg, Indiana Pollution Control Revenue (Indianapolis
Power & Light Co. Project) 6.375% 11/1/29 (AMT)	1,000,000	1,009,920
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue (Mead Westvaco
Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	459,980
Salt Verde Financial Corporation, Arizona Gas Revenue
Senior 5.00% 12/1/37	1,000,000	855,950
St. John Baptist Parish, Louisiana Revenue (Marathon
Oil Corp.) Series A 5.125% 6/1/37	1,000,000	938,950
Sugar Creek, Missouri Industrial Development Revenue
(Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	454,075
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	930,950
Tobacco Settlement Financing Corporation, Virginia
Senior Series B-1 5.00% 6/1/47	1,000,000	687,090
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project) Series C
6.375% 11/15/32 (AMT)	1,000,000	946,310
		24,179,192
Education Revenue Bonds – 17.48%
California Statewide Communities Development
Authority Revenue (California Baptist University
Project) Series A 5.50% 11/1/38	1,000,000	810,170
California Statewide Communities Development
Authority Student Housing Revenue (East Campus
Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	1,000,000	958,370
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,000,000	855,360

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	$1,000,000	$1,142,630
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy
Charter School) 7.00% 10/1/39	1,000,000	1,030,170
(Irvington Community) Series A 9.00% 7/1/39	1,000,000	1,159,989
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,000,000	933,080
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	930,000	943,950
@ Maryland State Health & Higher Educational
Facilities Authority Revenue (Washington
Christian Academy Project) Series A 5.50% 7/1/38	1,170,000	561,612
Massachusetts State Health & Educational
Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	959,770
(Springfield College) 5.625% 10/15/40	1,000,000	999,200
Michigan Public Education Facilities Authority Revenue
(Limited Obligation - Landmark Academy)
7.00% 12/1/39	1,000,000	1,014,460
Minnesota State Higher Education Facilities Authority
Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	946,070
New Jersey State Educational Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	750,000	751,088
(University of Medical & Dentistry) Series B 7.50% 12/1/32	1,000,000	1,133,430
Ohio State Higher Educational Facility Revenue
(Otterbein College Project) Series A 5.50% 12/1/28	950,000	1,015,265
Oregon State Facilities Authority Revenue
(College Housing Northwest Project)
Series A 5.45% 10/1/32	1,000,000	874,320
Pennsylvania State Higher Educational Facilities
Authority Revenue (Edinboro University Foundation
Student Housing) 6.00% 7/1/42	1,000,000	957,360
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (First Philadelphia Charter
Project) Series A 5.75% 8/15/32	745,000	673,756

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	$1,000,000	$755,940
		18,475,990
Health Care Revenue Bonds – 31.17%
Alhambra, California Revenue (Atherton Baptist Homes)
Series A 7.625% 1/1/40	1,000,000	1,010,660
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Augustana Home
St. Paul Project) Series A 6.00% 1/1/40	1,000,000	902,920
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 5.875% 7/1/30	1,000,000	998,140
Brevard County, Florida Healthcare Facilities Authority
Health Care Facilities Revenue (Heath First Inc. Project)
Series B 7.00% 4/1/39	1,000,000	1,092,700
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,001,511
California Municipal Finance Authority Certificates of
Participation (Community Hospital Center) 5.50% 2/1/39	730,000	643,809
California Statewide Communities Development
Authority Revenue (Senior Living - Southern California)
7.25% 11/15/41	500,000	533,320
Chatham County, Georgia Hospital Authority Revenue
(Memorial Health Medical Center)
Series A 6.125% 1/1/24	750,000	750,818
@ Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	839,920
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	500,000	425,805
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	500,000	414,700
Gainesville & Hall County, Georgia Development
Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,020,850
Hamden, Connecticut Facilities Revenue
(Whitney Center Project) Series A 7.75% 1/1/43	1,000,000	1,041,400

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Hawaii State Department Budget & Finance Special
Purpose Senior Living Revenue
(Craigside Project) Series A 9.00% 11/15/44	$1,000,000	$1,085,470
Illinois Finance Authority Revenue
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,128,860
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,040,360
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	962,350
Kentucky Economic Development Finance Authority
Hospital Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	995,880
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	690,461
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	854,590
Medford, Oregon Hospital Facilities Authority Revenue
(Asante Health System) Series A 5.00% 8/15/40 (AGM)	1,000,000	996,570
New Jersey Health Care Facilities Financing Authority
Revenue (St. Josephs Healthcare System) 6.625% 7/1/38	860,000	867,843
New York State Dormitory Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.25% 12/1/37	1,000,000	906,330
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.60% 10/1/36	1,000,000	898,330
Orange County, Florida Health Facilities Authority
Revenue (Orlando Regional Healthcare)
Series C 5.25% 10/1/35	1,000,000	984,720
Oregon State Facilities Authority Revenue
(Samaritan Health Services) Series A 5.25% 10/1/40	1,000,000	1,000,750
Pennsylvania Economic Development Financing Authority
Health System Revenue (Evalbert Einstein Healthcare)
Series A 6.25% 10/15/23	1,000,000	1,065,450
Pennsylvania State Higher Educational Facilities Authority
Revenue (University of Pittsburgh Medical Center)
Series E 5.00% 5/15/31	1,000,000	1,003,100

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project)
Series B 6.375% 11/15/30	$500,000	$508,260
South Carolina Jobs-Economic Development Authority
Hospital Revenue (Palmetto Health) 5.75% 8/1/39	1,000,000	976,390
@ St. Joseph County, Indiana Industrial Economic
Development Revenue (Madison Center Project)
5.50% 2/15/21	1,150,000	1,150,138
St. Paul, Minnesota Housing & Redevelopment
Authority Hospital Revenue (Healtheast Project)
6.00% 11/15/30	1,000,000	927,340
Travis County, Texas Health Facilities Development
Corporation Revenue (Westminister Manor Project)
7.125% 11/1/40	1,000,000	1,005,790
Washington State Health Care Facilities Authority Revenue
(Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,328,237
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue (Westminster -
Canterbury Project) Series A 5.30% 1/1/35	1,000,000	890,060
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Regional Medical Center)
Series A 6.00% 8/1/33	1,000,000	1,004,860
		32,948,692
Housing Revenue Bonds – 0.97%
North Carolina Housing Finance Agency Homeownership
Revenue Series 27-A 5.55% 7/1/38 (AMT)	1,000,000	1,028,150
		1,028,150
Lease Revenue Bonds – 2.81%
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24	720,000	730,577
New York, New York City Industrial Development Agency
Special Airport Facilities (Airis JFK I, LLC Project)
Series A 5.50% 7/1/28 (AMT)	905,000	749,593
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23 (AMT)	1,160,000	1,035,358

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	$500,000	$456,240
		2,971,768
§Pre-Refunded Bonds – 1.55%
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 6.30% 7/1/32-12	1,000,000	1,127,270
Minnesota State Higher Education Facilities Authority
Revenue (College of Art & Design Project)
Series 5-D 6.75% 5/1/26-10	500,000	505,855
		1,633,125
Special Tax Revenue Bonds – 11.46%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	806,990
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	1,000,000	1,086,130
Chicago, Illinois Tax Increment Allocation
(Chatham Ridge Redevelopment Project)
5.95% 12/15/12	750,000	764,430
Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	735,090
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	665,000	264,677
Lancaster, California Redevelopment Agency Tax Allocation
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	534,475
Middlesex County, New Jersey Improvement Authority
Senior Revenue (Heldrich Center Hotel/Conference
Project) Series A
5.00% 1/1/32	500,000	282,175
5.125% 1/1/37	870,000	492,081
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34	965,000	930,665
Prescott Valley, Arizona Improvement District Special
Assessment (Sewer Collection System Roadway Repair
Project) 7.90% 1/1/12	80,000	83,364
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,030,000	1,545,012
Series A 5.75% 8/1/37	940,000	971,744

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	$1,200,000	$1,033,032
@ Southwestern Illinois Development Authority Revenue
(Local Government Program - Collinsville Limited Project)
5.35% 3/1/31	500,000	376,485
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project) Series A
5.375% 11/1/24	1,000,000	878,990
5.50% 11/1/27	500,000	433,200
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment Revenue
5.65% 5/1/37	975,000	895,304
		12,113,844
State General Obligation Bonds – 5.61%
Georgia State Series I 5.00% 7/1/20	3,000,000	3,577,320
Guam Government Series A 6.75% 11/15/29	1,565,000	1,659,776
Puerto Rico Commonwealth Refunding
(Public Improvement) Series C 6.00% 7/1/39	675,000	694,879
		5,931,975
Transportation Revenue Bonds – 4.39%
Branson, Missouri Regional Airport Transportation Development
District (Airport Project) Series A 6.00% 7/1/37	500,000	343,435
Maryland State Economic Development Corporation
Revenue (Transportation Facilities Project) Series A
5.75% 6/1/35	1,000,000	1,022,460
Sacramento County, California Airport Services Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,075,260
Saint Louis, Missouri Airport Revenue (Lambert - St. Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,154,888
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien Note (Mobility Partners)
6.875% 12/31/39	1,000,000	1,039,370
		4,635,413
Total Municipal Bonds (cost $105,045,685)		103,918,149

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Short-Term Investments – 2.74%
•Variable Rate Demand Notes – 2.74%
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federal Bond Program)
0.17% 2/1/35 (LOC – Bank of America)	$400,000	$400,000
Lincoln County, Wyoming Pollution Control Revenue
(Exxon Project) 0.09% 8/1/15	1,000,000	1,000,000
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.14% 11/15/35
(LOC – JPMorgan Chase Bank)	1,000,000	1,000,000
Pittsburgh, Pennsylvania Water & Sewer Authority
Water & Sewer System Revenue First Lien
Series B2 0.16% 9/1/39 (LOC – PNC Bank)	500,000	500,000
Total Short-Term Investments (cost $2,900,000)		2,900,000

Total Value of Securities – 101.05%
(cost $107,945,685)		106,818,149
Liabilities Net of Receivables
and Other Assets – (1.05%)		(1,107,181)
Net Assets Applicable to 11,034,719
Shares Outstanding – 100.00%		$105,710,968

Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Class A ($88,480,462 / 9,242,211 Shares)		$9.57
Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Class B ($1,483,006 / 154,620 Shares)		$9.59
Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Class C ($15,727,307 / 1,635,800 Shares)		$9.61
Net Asset Value – Delaware National High-Yield Municipal
Bond Fund Institutional Class ($20,193 / 2,088 Shares)		$9.67

Components of Net Assets at February 28, 2010:
Shares of beneficial interest (unlimited authorization – no par)		$109,461,683
Distributions in excess of net investment income		(3,573)
Accumulated net realized loss on investments		(2,619,606)
Net unrealized depreciation of investments		(1,127,536)
Total net assets		$105,710,968

§	Pre-Refunded Bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 28, 2010.
@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $4,240,345, which represented 4.01% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
LOC — Letter of Credit

Net Asset Value and Offering Price Per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$9.57
Sales charge (4.50% of offering price) (B)	0.45
Offering price	$10.02

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations
Six Months Ended February 28, 2010 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$15,823,075	$11,932,099	$2,878,338

Expenses:
Management fees	1,580,586	1,339,967	248,614
Distribution expenses – Class A	659,364	736,117	96,787
Distribution expenses – Class B	37,298	3,942	7,333
Distribution expenses – Class C	110,388	221,646	54,835
Dividend disbursing and transfer
agent fees and expenses	211,714	281,972	41,307
Accounting and administration expenses	116,327	107,428	18,047
Registration fees	46,063	55,250	27,271
Legal fees	35,657	35,312	6,798
Reports and statements to shareholders	32,674	40,832	3,625
Audit and tax	23,485	20,392	7,802
Trustees’ fees	17,519	16,108	2,696
Pricing fees	9,756	8,739	4,473
Insurance fees	9,179	7,847	1,226
Custodian fees	6,410	6,322	973
Consulting fees	3,741	3,077	464
Due and services	1,503	1,305	172
Trustees’ expenses	1,353	1,208	186
	2,903,017	2,887,464	522,609
Less expenses absorbed or waived	(456,714)	(311,068)	(91,794)
Less waived distribution expenses – Class A	—	(368,058)	—
Total operating expenses	2,446,303	2,208,338	430,815
Net Investment Income	13,376,772	9,723,761	2,447,523

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	$2,540,203	$3,410,910	$695,527
Net change in unrealized appreciation/
depreciation of investments	15,634,707	9,666,141	5,309,989
Net Realized and Unrealized Gain
on Investments	18,174,910	13,077,051	6,005,516

Net Increase in Net Assets
Resulting from Operations	$31,551,682	$22,800,812	$8,453,039

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,376,772	$24,505,230
Net realized gain (loss) on investments	2,540,203	(2,838,744)
Net change in unrealized
appreciation/depreciation of investments	15,634,707	1,152,242
Net increase in net assets resulting from operations	31,551,682	22,818,728

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,804,772)	(23,405,639)
Class B	(144,406)	(352,615)
Class C	(427,491)	(681,841)
Institutional Class	(90)	(32)
	(13,376,759)	(24,440,127)

Capital Share Transactions:
Proceeds from shares sold:
Class A	38,339,077	118,535,984
Class B	86,533	70,203
Class C	3,686,170	6,869,985
Institutional Class	8,470	1,022

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,835,343	12,514,345
Class B	64,405	172,056
Class C	314,296	484,088
Institutional Class	29	32
	49,334,323	138,647,715

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(30,689,671)	$(104,004,049)
Class B	(1,740,782)	(3,624,046)
Class C	(1,392,772)	(3,541,888)
Institutional Class	(15)	—
	(33,823,240)	(111,169,983)
Increase in net assets derived from
capital share transactions	15,511,083	27,477,732
Net Increase in Net Assets	33,686,006	25,856,333

Net Assets:
Beginning of period	565,131,277	539,274,944
End of period	$598,817,283	$565,131,277

Undistributed net investment income	$66,906	$66,893

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,723,761	$15,162,112
Net realized gain (loss) on investments	3,410,910	(2,348,573)
Net change in unrealized
appreciation/depreciation of investments	9,666,141	11,254,947
Net increase in net assets resulting from operations	22,800,812	24,068,486

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,079,674)	(14,270,823)
Class B	(11,234)	(25,400)
Class C	(631,171)	(817,862)
Institutional Class	(1,682)	(26)
	(9,723,761)	(15,114,111)

Capital Share Transactions:
Proceeds from shares sold:
Class A	131,573,672	235,187,166
Class B	—	184,940
Class C	13,312,641	19,373,068
Institutional Class	611,565	1,022

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,222,993	9,817,928
Class B	8,086	18,329
Class C	469,170	581,579
Institutional Class	1,374	24
	152,199,501	265,164,056

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(80,877,568)	$(201,015,285)
Class B	(213,474)	(616,595)
Class C	(4,580,396)	(5,491,621)
Institutional Class	(789)	—
	(85,672,227)	(207,123,501)
Increase in net assets derived from
capital share transactions	66,527,274	58,040,555
Net Increase in Net Assets	79,604,325	66,994,930

Net Assets:
Beginning of period	500,875,570	433,880,640
End of period	$580,479,895	$500,875,570

Undistributed net investment income	$16,225	$16,225

See accompanying notes

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,447,523	$4,135,883
Net realized gain (loss) on investments	695,527	(898,271)
Net change in unrealized
appreciation/depreciation of investments	5,309,989	(3,755,920)
Net increase (decrease) in net assets resulting
from operations	8,453,039	(518,308)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,151,324)	(3,657,847)
Class B	(35,511)	(110,366)
Class C	(263,855)	(335,892)
Institutional Class	(161)	(47)
	(2,450,851)	(4,104,152)

Capital Share Transactions:
Proceeds from shares sold:
Class A	22,562,529	12,889,514
Class B	14,560	289,157
Class C	8,164,964	2,516,187
Institutional Class	18,454	1,016

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,310,493	2,236,012
Class B	16,927	50,724
Class C	167,611	220,675
Institutional Class	158	45
	32,255,696	18,203,330

	Six Months	Year
	Ended	Ended
	2/28/10	8/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(9,428,997)	$(10,110,767)
Class B	(100,818)	(1,746,311)
Class C	(1,048,199)	(1,588,149)
Institutional Class	(15)	—
	(10,578,029)	(13,445,227)
Increase in net assets derived from
capital share transactions	21,677,667	4,758,103
Net Increase in Net Assets	27,679,855	135,643

Net Assets:
Beginning of period	78,031,113	77,895,470
End of period	$105,710,968	$78,031,113

Undistributed (distributions in excess of)
net investment income	$(3,573)	$13,405

See accompanying notes

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.890	$10.970	$11.230	$11.570	$11.760	$11.460

0.257	0.479	0.462	0.466	0.458	0.512
0.350	(0.081)	(0.260)	(0.337)	(0.186)	0.300
0.607	0.398	0.202	0.129	0.272	0.812

(0.257)	(0.478)	(0.462)	(0.469)	(0.462)	(0.512)
(0.257)	(0.478)	(0.462)	(0.469)	(0.462)	(0.512)

$11.240	$10.890	$10.970	$11.230	$11.570	$11.760

5.61%	3.91%	1.82%	1.08%	2.42%	7.23%

$568,140	$536,420	$510,822	$735,584	$656,813	$453,982
0.80%	0.84%	0.85%	0.87%	0.86%	0.86%

0.96%	0.97%	0.94%	0.95%	1.00%	0.98%
4.63%	4.60%	4.13%	4.03%	3.97%	4.43%

4.47%	4.47%	4.04%	3.95%	3.83%	4.31%
28%	66%	28%	36%	41%	47%

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.880	$10.960	$11.230	$11.570	$11.760	$11.460

0.214	0.399	0.378	0.378	0.370	0.423
0.350	(0.080)	(0.270)	(0.337)	(0.186)	0.300
0.564	0.319	0.108	0.041	0.184	0.723

(0.214)	(0.399)	(0.378)	(0.381)	(0.374)	(0.423)
(0.214)	(0.399)	(0.378)	(0.381)	(0.374)	(0.423)

$11.230	$10.880	$10.960	$11.230	$11.570	$11.760

5.21%	3.13%	0.96%	0.32%	1.63%	6.42%

$6,830	$8,168	$11,812	$17,286	$22,189	$16,507
1.56%	1.60%	1.61%	1.63%	1.63%	1.63%

1.72%	1.73%	1.70%	1.71%	1.73%	1.71%
3.87%	3.84%	3.37%	3.27%	3.20%	3.66%

3.71%	3.71%	3.28%	3.19%	3.10%	3.58%
28%	66%	28%	36%	41%	47%

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$10.890	$10.970	$11.230	$11.570	$11.760	$11.460

0.214	0.399	0.377	0.378	0.370	0.423
0.350	(0.080)	(0.260)	(0.337)	(0.186)	0.300
0.564	0.319	0.117	0.041	0.184	0.723

(0.214)	(0.399)	(0.377)	(0.381)	(0.374)	(0.423)
(0.214)	(0.399)	(0.377)	(0.381)	(0.374)	(0.423)

$11.240	$10.890	$10.970	$11.230	$11.570	$11.760

5.21%	3.13%	0.96%	0.41%	1.63%	6.42%

$23,837	$20,542	$16,641	$16,871	$15,110	$5,963
1.56%	1.60%	1.61%	1.63%	1.63%	1.63%

1.72%	1.73%	1.70%	1.71%	1.73%	1.71%
3.87%	3.84%	3.37%	3.27%	3.20%	3.66%

3.71%	3.71%	3.28%	3.19%	3.10%	3.58%
28%	66%	28%	36%	41%	47%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	12/31/082
	2/28/101	to
	(Unaudited)	8/31/09
Net asset value, beginning of period	$10.890	$10.020

Income from investment operations:
Net investment income	0.267	0.322
Net realized and unrealized gain on investments	0.430	0.870
Total from investment operations	0.697	1.192

Less dividends and distributions from:
Net investment income	(0.267)	(0.322)
Total dividends and distributions	(0.267)	(0.322)

Net asset value, end of period	$11.320	$10.890

Total return3	6.35%	12.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10	$1
Ratio of expenses to average net assets	0.56%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.72%	0.73%
Ratio of net investment income to average net assets	4.87%	4.84%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.71%	4.71%
Portfolio turnover	28%	66%	4

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.460	$11.250	$11.210	$11.470	$11.610	$11.390

0.213	0.388	0.383	0.414	0.408	0.410
0.280	0.210	0.041	(0.260)	(0.140)	0.220
0.493	0.598	0.424	0.154	0.268	0.630

(0.213)	(0.388)	(0.384)	(0.414)	(0.408)	(0.410)
(0.213)	(0.388)	(0.384)	(0.414)	(0.408)	(0.410)

$11.740	$11.460	$11.250	$11.210	$11.470	$11.610

4.33%	5.49%	3.83%	1.34%	2.38%	5.63%

$528,684	$459,782	$407,729	$306,215	$204,525	$120,273
0.75%	0.75%	0.75%	0.76%	0.75%	0.79%

1.02%	1.03%	1.03%	1.03%	1.07%	1.11%
3.69%	3.51%	3.38%	3.60%	3.56%	3.55%

3.42%	3.23%	3.10%	3.33%	3.24%	3.23%
30%	47%	28%	40%	37%	18%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.450	$11.240	$11.200	$11.460	$11.610	$11.380

0.164	0.294	0.287	0.317	0.311	0.313
0.280	0.210	0.041	(0.260)	(0.150)	0.230
0.444	0.504	0.328	0.057	0.161	0.543

(0.164)	(0.294)	(0.288)	(0.317)	(0.311)	(0.313)
(0.164)	(0.294)	(0.288)	(0.317)	(0.311)	(0.313)

$11.730	$11.450	$11.240	$11.200	$11.460	$11.610

3.90%	4.61%	2.95%	0.48%	1.43%	4.83%

$675	$861	$1,272	$1,786	$2,413	$3,203
1.60%	1.60%	1.60%	1.61%	1.60%	1.64%

1.72%	1.73%	1.73%	1.73%	1.77%	1.81%
2.84%	2.66%	2.53%	2.75%	2.71%	2.70%

2.72%	2.53%	2.40%	2.63%	2.54%	2.53%
30%	47%	28%	40%	37%	18%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$11.450	$11.240	$11.200	$11.470	$11.610	$11.390

0.164	0.294	0.287	0.317	0.311	0.313
0.280	0.210	0.041	(0.270)	(0.140)	0.220
0.444	0.504	0.328	0.047	0.171	0.533

(0.164)	(0.294)	(0.288)	(0.317)	(0.311)	(0.313)
(0.164)	(0.294)	(0.288)	(0.317)	(0.311)	(0.313)

$11.730	$11.450	$11.240	$11.200	$11.470	$11.610

3.90%	4.60%	2.95%	0.39%	1.52%	4.74%

$50,503	$40,232	$24,880	$28,237	$28,004	$25,125
1.60%	1.60%	1.60%	1.61%	1.60%	1.64%

1.72%	1.73%	1.73%	1.73%	1.77%	1.81%
2.84%	2.66%	2.53%	2.75%	2.71%	2.70%

2.72%	2.53%	2.40%	2.63%	2.54%	2.53%
30%	47%	28%	40%	37%	18%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	12/31/082
	2/28/101	to
	(Unaudited)	8/31/09
Net asset value, beginning of period	$11.460	$10.800

Income from investment operations:
Net investment income	0.205	0.269
Net realized and unrealized gain on investments	0.400	0.660
Total from investment operations	0.605	0.929

Less dividends and distributions from:
Net investment income	(0.205)	(0.269)
Total dividends and distributions	(0.205)	(0.269)

Net asset value, end of period	$11.860	$11.460

Total return3	5.32%	8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$618	$1
Ratio of expenses to average net assets	0.60%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.72%	0.73%
Ratio of net investment income to average net assets	3.84%	3.65%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.72%	3.52%
Portfolio turnover	30%	47%	4

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$8.920	$9.510	$10.030	$10.320	$10.380	$10.010

0.257	0.505	0.484	0.482	0.477	0.503
0.652	(0.595)	(0.520)	(0.290)	(0.060)	0.371
0.909	(0.090)	(0.036)	0.192	0.417	0.874

(0.259)	(0.500)	(0.484)	(0.482)	(0.477)	(0.504)
(0.259)	(0.500)	(0.484)	(0.482)	(0.477)	(0.504)

$9.570	$8.920	$9.510	$10.030	$10.320	$10.380

10.26%	(0.38% )	(0.37% )	1.82%	4.15%	8.93%

$88,481	$68,812	$67,762	$65,143	$68,663	$66,451
0.85%	0.90%	0.90%	0.91%	0.90%	0.93%

1.06%	1.08%	1.04%	1.03%	1.02%	1.01%
5.52%	6.06%	4.94%	4.66%	4.66%	4.92%

5.31%	5.88%	4.80%	4.54%	4.54%	4.84%
37%	67%	24%	37%	73%	36%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$8.940	$9.530	$10.050	$10.350	$10.400	$10.030

0.223	0.440	0.410	0.404	0.400	0.426
0.652	(0.592)	(0.520)	(0.300)	(0.050)	0.371
0.875	(0.152)	(0.110)	0.104	0.350	0.797

(0.225)	(0.438)	(0.410)	(0.404)	(0.400)	(0.427)
(0.225)	(0.438)	(0.410)	(0.404)	(0.400)	(0.427)

$9.590	$8.940	$9.530	$10.050	$10.350	$10.400

9.84%	(1.11% )	(1.12% )	0.96%	3.47%	8.10%

$1,483	$1,448	$3,135	$5,972	$9,519	$13,046
1.60%	1.65%	1.65%	1.66%	1.65%	1.68%

1.81%	1.83%	1.79%	1.78%	1.77%	1.76%
4.77%	5.31%	4.19%	3.91%	3.91%	4.17%

4.56%	5.13%	4.05%	3.79%	3.79%	4.09%
37%	67%	24%	37%	73%	36%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/101	8/31/09	8/31/08	8/31/07	8/31/06	8/31/05
(Unaudited)
$8.960	$9.550	$10.070	$10.360	$10.420	$10.040

0.223	0.441	0.410	0.404	0.400	0.426
0.652	(0.592)	(0.520)	(0.290)	(0.060)	0.381
0.875	(0.151)	(0.110)	0.114	0.340	0.807

(0.225)	(0.439)	(0.410)	(0.404)	(0.400)	(0.427)
(0.225)	(0.439)	(0.410)	(0.404)	(0.400)	(0.427)

$9.610	$8.960	$9.550	$10.070	$10.360	$10.420

9.82%	(1.11% )	(1.12% )	1.06%	3.36%	8.19%

$15,727	$7,770	$6,998	$4,848	$5,332	$5,234
1.60%	1.65%	1.65%	1.66%	1.65%	1.68%

1.81%	1.83%	1.79%	1.78%	1.77%	1.76%
4.77%	5.31%	4.19%	3.91%	3.91%	4.17%

4.56%	5.13%	4.05%	3.79%	3.79%	4.09%
37%	67%	24%	37%	73%	36%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended	12/31/082
	2/28/101	to
	(Unaudited)	8/31/09
Net asset value, beginning of period	$8.930	$7.590

Income from investment operations:
Net investment income	0.265	0.342
Net realized and unrealized gain on investments	0.742	1.338
Total from investment operations	1.007	1.680

Less dividends and distributions from:
Net investment income	(0.267)	(0.340)
Total dividends and distributions	(0.267)	(0.340)

Net asset value, end of period	$9.670	$8.930

Total return3	11.37%	22.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20	$1
Ratio of expenses to average net assets	0.60%	0.65%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.81%	0.85%
Ratio of net investment income to average net assets	5.77%	6.41%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	5.56%	6.21%
Portfolio turnover	37%	67%	4

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Notes to financial statements
Delaware National Tax-Free Funds	February 28, 2010 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a “Trust” and collectively as the “Trusts”. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a “Fund” or, collectively, as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each a “Board” and collectively the “Boards”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required for each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended February 28, 2010.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Funds adopted the Codification for the six months ended February 28, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

Effective January 1, 2010, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may be discontinued at any time because they are voluntary. Prior to January 1, 2010, DMC had contractually agreed to waive that portion, if any, of its management fee

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses), did not exceed 0.60%, 0.60%, and 0.65% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended February 28, 2010, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$14,566	$13,452	$2,260

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Fee USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through January 1, 2010 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At February 28, 2010, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$175,722	$175,161	$27,920
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	27,704	39,920	5,181
Distribution fees payable
to DDLP	128,858	97,693	29,071
Other expenses payable to
DMC and affiliates*	22,991	21,586	3,823

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2010, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$18,938	$17,605	$3,000

For the six months ended February 28, 2010, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$21,932	$28,344	$27,367

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2010, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$—	$—	$—
Class B	3,393	1,110	372
Class C	516	3,694	370

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2010, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$98,834,212	$133,570,531	$35,717,071
Sales	79,978,707	77,731,939	16,184,970

At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$568,736,890	$548,854,180	$107,916,548
Aggregate unrealized
appreciation	$40,171,659	$28,056,038	$4,526,685
Aggregate unrealized
depreciation	(15,018,942)	(3,772,827)	(5,625,084)
Net unrealized appreciation
(depreciation)	$25,152,717	$24,283,211	$(1,098,399)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Municipal Bonds	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Level 1	$—	$—	$—
Level 2	593,889,607	573,137,391	106,818,149
Level 3	—	—	—
Total	$593,889,607	$573,137,391	$106,818,149

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for each Fund’s year ending August 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

Notes to financial statements
Delaware National Tax-Free Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2010 and the year ended August 31, 2009 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six months ended 2/28/10*
Tax-exempt income	$13,102,897	$9,589,762	$2,399,406
Ordinary income	273,862	133,999	51,445
Total	$13,376,759	$9,723,761	$2,450,851

Year ended 8/31/09
Tax-exempt income	$24,389,642	$15,114,111	$4,103,777
Ordinary income	50,485	—	375
Total	$24,440,127	$15,114,111	$4,104,152

*Tax information for the period ended February 28, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2010, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$583,884,892	$561,570,141	$109,461,683
Distributions payable	(451,446)	(329,190)	(88,396)
Undistributed tax-exempt
income	518,352	345,415	84,823
Realized gains
9/1/09 – 2/28/10	1,266,695	2,885,468	131,614
Post-October losses	(237,351)	—	(787)
Capital loss carryforward
as of 8/31/09	(11,316,576)	(8,275,150)	(2,779,570)
Unrealized appreciation
(depreciation)
of investments	25,152,717	24,283,211	(1,098,399)
Net assets	$598,817,283	$580,479,895	$105,710,968

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through February 28, 2010 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2010, the Delaware National High-Yield Municipal Bond Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(13,650)
Accumulated net realized gain	13,650

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2009 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2010	$—	$—	$70,671
2011	—	249,429	997,721
2012	—	5,791	980,742
2014	—	119,427	—
2015	—	—	355,701
2016	797,494	2,127,384	—
2017	10,519,082	5,773,119	374,735
Total	$11,316,576	$8,275,150	$2,779,570

For the six months ended February 28, 2010, the Funds had capital gains which may decrease the capital loss carryforwards.

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$1,266,695	$2,885,468	$131,614

Notes to financial statements
Delaware National Tax-Free Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/10	8/31/09	2/28/10	8/31/09	2/28/10	8/31/09
Shares sold:
Class A	3,392,790	11,607,343	11,139,618	21,288,665	2,381,296	1,543,457
Class B	7,080	7,042	—	16,760	1,252	36,455
Class C	314,636	662,828	1,116,341	1,748,249	857,127	298,334
Institutional Class	754	102	51,976	95	1,934	134

Shares issued upon reinvestment of dividends and distributions:
Class A	647,660	1,198,786	709,961	885,386	147,002	269,659
Class B	6,408	16,525	920	1,659	2,108	6,137
Class C	43,446	46,310	67,913	52,363	22,443	26,475
Institutional Class	2	3	117	2	17	5
	4,412,776	13,538,939	13,086,846	23,993,179	3,413,179	2,180,656

Shares repurchased:
Class A	(2,746,932)	(10,115,087)	(6,948,986)	(18,287,462)	(996,919)	(1,230,554)
Class B	(155,877)	(350,505)	(18,562)	(56,382)	(10,685)	(209,703)
Class C	(123,463)	(339,849)	(393,834)	(500,042)	(110,599)	(190,984)
Institutional Class	(1)	—	(67)	—	(2)	—
	(3,026,273)	(10,805,441)	(7,361,449)	(18,843,886)	(1,118,205)	(1,631,241)
Net increase	1,386,503	2,733,498	5,725,397	5,149,293	2,294,974	549,415

For the six months ended February 28, 2010 and the year ended August 31, 2009, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/10			8/31/09
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	45,747	45,706	$511,497	161,252	161,199	$1,668,006
Delaware Tax-Free
USA Intermediate Fund	5,747	5,742	66,938	23,056	23,046	253,527
Delaware National High-Yield
Municipal Bond Fund	6,867	6,882	64,710	26,693	26,746	211,723

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Funds had no amounts outstanding as of February 28, 2010, or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At February 28, 2010, 10.43% of the Delaware Tax-Free USA Fund’s net assets, 14.30% of the Delaware Tax-Free USA Intermediate Fund’s net assets, and 3.11% of the Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the statements of net assets.

Each Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc. (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest

Notes to financial statements
Delaware National Tax-Free Funds

8. Credit and Market Risk (continued)

bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreements between DMC and the Funds. On January 4, 2010, the new investment management agreements between DMC and the Funds that were approved by the shareholders became effective.

11. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 15, 2010, the date of issuance of each Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Tax-Free Fund, on behalf of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, and Voyageur Mutual Funds, on behalf of Delaware National High-Yield Municipal Bond Fund (Delaware Group Tax-Free Fund and Voyageur Mutual Fund hereinafter each, a “Trust” and collectively, the “Trusts” and Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund hereinafter each, a “Fund” and collectively, the “Funds”) held on November 12, 2009 and reconvened on December 4, 2009 for Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund only and March 16, 2010, the shareholders of each Fund voted to (i) elect a Board of Trustees for each Trust; and to (ii) approve new investment advisory agreements between each Trust, on behalf of the respective Fund(s), and Delaware Management Company, respectively. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for each Trust.

Delaware Group Tax-Free Fund

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	57,663,480.933	59.738	93.260	4,167,443.865	4.317	6.740
Patrick P. Coyne	57,670,502.981	59.745	93.271	4,160,421.817	4.310	6.729
John A. Fry	57,765,224.307	59.750	93.279	4,155,700.491	4.305	6.721
Anthony D. Knerr	57,615,106.318	59.688	93.182	4,215,818.480	4.367	6.818
Lucinda S. Landreth	57,681,544.675	59.757	93.289	4,149,380.123	4.298	6.711
Ann R. Leven	57,665,095.874	59.740	93.263	4,165,828.924	4.315	6.737
Thomas F. Madison	57,580,216.101	59.652	93.125	4,250,708.697	4.403	6.875
Janet L. Yeomans	57,681,074.073	59.756	93.288	4,149,850.725	4.299	6.712
J. Richard Zecher	57,636,553.113	59.710	93.216	4,194,371.685	4.345	6.784

Voyageur Mutual Fund

		% of	% of		% of	% of
		outstanding	shares		outstanding	shares
	Shares voted for	shares	voted	Shares withheld	shares	voted
Thomas L. Bennett	27,534,201.174	64.687	94.418	1,627,955.392	3.825	5.582
Patrick P. Coyne	27,538,840.631	64.698	94.433	1,623,315.935	3.814	5.567
John A. Fry	27,541,310.882	64.704	94.442	1,620,845.684	3.808	5.558
Anthony D. Knerr	27,543,108.286	64.708	94.448	1,619,048.280	3.804	5.552
Lucinda S. Landreth	27,542,973.819	64.708	94.448	1,619,182.747	3.804	5.552
Ann R. Leven	27,540,505.439	64.702	94.439	1,621,651.127	3.810	5.561
Thomas F. Madison	27,534,959.779	64.689	94.420	1,627,196.787	3.823	5.580
Janet L. Yeomans	27,539,087.174	64.698	94.434	1,623,069.392	3.814	5.566
J. Richard Zecher	27,532,297.843	64.683	94.411	1,629,858.723	3.829	5.589

2. To approve a new investment advisory agreement between each Trust, on behalf of the respective Fund(s), and Delaware Management Company.

Delaware Tax-Free USA Fund
Shares Voted For	24,966,636.809
Percentage of Outstanding Shares	48.161%
Percentage of Shares Voted	70.120%
Shares Voted Against	541,765.486
Percentage of Outstanding Shares	1.045%
Percentage of Shares Voted	1.521%
Shares Abstained	1,698,792.191
Percentage of Outstanding Shares	3.277%
Percentage of Shares Voted	4.772%
Broker Non-Votes	8,398,482.448

Delaware Tax-Free USA Intermediate Fund
Shares Voted For	17,330,532.228
Percentage of Outstanding Shares	38.782%
Percentage of Shares Voted	67.129%
Shares Voted Against	177,979.836
Percentage of Outstanding Shares	0.398%
Percentage of Shares Voted	0.689%
Shares Abstained	545,651.634
Percentage of Outstanding Shares	1.221%
Percentage of Shares Voted	2.114%
Broker Non-Votes	7,762,659.315

Delaware National High-Yield Municipal Bond Fund
Shares Voted For	3,610,477.879
Percentage of Outstanding Shares	40.739%
Percentage of Shares Voted	67.476%
Shares Voted Against	94,516.225
Percentage of Outstanding Shares	1.066%
Percentage of Shares Voted	1.766%
Shares Abstained	127,978.565
Percentage of Outstanding Shares	1.445%
Percentage of Shares Voted	2.392%
Broker Non-Votes	1,517,805.114

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of New Investment Advisory Agreement (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments® Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of New Investment Advisory Agreement (continued)

would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Board Consideration of New Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX FREE FUND

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 5, 2010